Investment Accounted for Using the Equity Method (Details) $ in Thousands	12 Months Ended
Dec. 31, 2021 CAD ($)
Disclosure of Investments Accounted for Using Equity Method [Line Items]
Beginning Balance, Fair value on recognition	$ 45,024
Ending Balance, Fair value on recognition	45,024
Revaluation (gains) losses	$ (1,788)
Initial 19.99% investment [member]
Disclosure of Investments Accounted for Using Equity Method [Line Items]
Initial recognition date	Apr. 16, 2021
Call Option [member]
Disclosure of Investments Accounted for Using Equity Method [Line Items]
Initial recognition date	Apr. 16, 2021
Beginning Balance, Fair value on recognition	$ 3,931
Call/Put Option fair value at exercise	5,513
Revaluation (gains) losses	$ (1,582)
Put Option [member]
Disclosure of Investments Accounted for Using Equity Method [Line Items]
Initial recognition date	Apr. 16, 2021
Beginning Balance, Fair value on recognition	$ (5,696)
Revaluation (gains) losses	$ (5,696)
Coinsquare Warrants [member]
Disclosure of Investments Accounted for Using Equity Method [Line Items]
Initial recognition date	Apr. 16, 2021
Beginning Balance, Fair value on recognition	$ 12,100
Ending Balance, Fair value on recognition	7,866
Revaluation (gains) losses	4,234
Initial Transaction [member]
Disclosure of Investments Accounted for Using Equity Method [Line Items]
Beginning Balance, Fair value on recognition	55,359
Call/Put Option fair value at exercise	5,513
Ending Balance, Fair value on recognition	52,890
Revaluation (gains) losses	$ (3,044)
New Call Option [member]
Disclosure of Investments Accounted for Using Equity Method [Line Items]
Initial recognition date	Jun. 15, 2021
Beginning Balance, Fair value on recognition	$ 1,256
Revaluation (gains) losses	$ 1,256